Capital Structure Financial Policies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Capital Structure Financial Policies
Maximum percentage of total debt to total debt plus shareholders' equity allowed under terms of financial covenants	65.00%
Percentage of total debt to total debt plus shareholders' equity	28.40%
Components of Ratio
Short-term debt	$ 2,807	$ 1,284
Current portion of long - term debt		231
Current portion of long-term lease liabilities	317	310
Long-term debt	9,800	13,989
Long-term lease liabilities	2,695	2,540
Total debt	15,619	18,354
Less: Cash and cash equivalents	1,980	2,205	$ 1,885
Net debt	13,639	16,149
Shareholders' equity	39,367	36,614	$ 35,757
Total capitalization (total debt plus shareholders' equity)	54,986	54,968
Adjusted funds from operations	$ 18,101	$ 10,257
Net debt to adjusted funds from operations	0.8	1.6
Total debt to total debt plus shareholders' equity	28.4	33.4
Net debt to adjusted funds from operations multiplier	3.0
Minimum
Components of Ratio
Capital measure target, percentage of total debt to total debt plus shareholders' equity	20.00%	20.00%
Maximum
Components of Ratio
Capital measure target, percentage of total debt to total debt plus shareholders' equity	35.00%	35.00%